Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of Borrowings of the Scilex Pharma Notes
Borrowings of the Scilex Notes consisted of the following (in thousands):

	September 30, 2022	December 31, 2021
Principal	$—	$133,997
Unamortized debt discount	—	(30,597)
Unamortized debt issuance costs	—	(2,228)

Carrying value	—	101,172
Current portion	—	(29,135)

Long term portion	—	72,037

Estimated fair value	$—	$115,400

Borrowings of the Scilex Pharma Notes are as follows (in thousands):

	December 31,
	2021	2020
Principal	$133,997	$151,872
Unamortized debt discount	(30,597)	(51,022)
Unamortized debt issuance costs	(2,228)	(3,711)

Carrying value	101,172	97,139
Current portion	(29,135)	(4,881)

Long term portion	72,037	92,258

Estimated fair value	$115,400	$122,300

Summary of Future Minimum Payments Under the Scilex Pharma Notes
Future minimum payments under the Scilex Pharma Notes, based on a percentage of projected net sales of ZTlido are estimated as follows (in thousands):

Year Ending December 31,	2021
2022	$29,135
2023	12,005
2024	13,637
2025	14,746
2026	64,474

Total minimum future payments	$133,997